Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Extractive Industries [Abstract]
Oil, natural gas and NGL sales			$ 439,767	$ 166,385	$ 54,965
Production expenses	$ 14,846	$ 8,355	47,600	16,872	5,090
Production taxes	$ 5,039	$ 2,386	17,579	3,685	1,087
Exploration expenses			43,303	28,154	0
Gathering, transportation and processing			0	18,602	5,920
Depreciation, depletion, amortization and accretion			123,062	37,376	24,996
Impairment			0	4,475	5,258
Income tax expense			13,103	0	0
Results of operations			$ 195,120	$ 57,221	$ 12,614
Effective combined U.S. federal and state income tax rate	28.30%		24.30%